Consolidated Statements of Shareholders' Equity Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends Payable [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.72	$ 0.60	$ 0.50
Dividends, Share-based Compensation, Per Share, Cash Paid	$ 0.72	$ 0.60	$ 0.50